CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement Of Income And Comprehensive Income [Abstract]
Revenue in conjunction with strategic alliances and collaborations	$ 3,423	$ 3,296	$ 8,176	$ 10,978
Operating expenses:
Research and development, net	3,969	3,563	12,135	11,565
General and administrative	3,810	2,846	17,141	4,938
Total operating expenses	7,779	6,409	29,276	16,503
Loss from operations	(4,356)	(3,113)	(21,100)	(5,525)
Loss related to equity method investment	(47)	0	(47)	0
Finance (expense) income, net	150	(64)	373	(97)
Net loss	$ (4,253)	$ (3,177)	$ (20,774)	$ (5,622)
Net loss per share, basic and diluted	$ (0.42)	$ (1.51)	$ (2.07)	$ (2.74)
Weighted average shares outstanding-basic and diluted	10,092,891	2,099,318	10,059,496	2,054,421
Comprehensive loss:
Net loss	$ (4,253)	$ (3,177)	$ (20,774)	$ (5,622)
Unrealized gain on short-term investments	2	0	7	0
Comprehensive loss	$ (4,251)	$ (3,177)	$ (20,767)	$ (5,622)